Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Qualified retirement plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 811,184	$ 699,269
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 35,362	$ 32,695